Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 23, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Georgetown Bancorp, Inc.
Entity Central Index Key	0001302709
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 6.3
Entity Common Stock, Shares Outstanding		2,694,341
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 9,598	$ 1,490
Short-term investments	9,485	1,808
Total cash and cash equivalents	19,083	3,298
Securities available for sale, at fair value	4,174	7,219
Securities held to maturity, at amortized cost (fair value of $2,506,000 and $3,398,000 at December 31, 2011 and 2010, respectively)	2,322	3,202
Federal Home Loan Bank stock, at cost	3,111	3,111
Loans held for sale	769	685
Loans, net of allowance for loan losses of $1,824,000 and $1,651,000 at December 31, 2011 and 2010, respectively	161,120	178,524
Premises and equipment, net	3,882	3,961
Accrued interest receivable	627	777
Bank-owned life insurance	2,696	2,597
Prepaid FDIC insurance	362	514
Other assets	1,229	1,127
Total assets	199,375	205,015
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	151,085	151,463
Securities sold under agreements to repurchase	573	491
Short-term Federal Home Loan Bank advances		3,500
Long-term Federal Home Loan Bank advances	25,121	28,182
Mortgagors' escrow accounts	730	598
Accrued expenses and other liabilities	1,537	1,612
Total liabilities	179,046	185,846
Commitments and contingencies (Note 14)
Stockholders' equity:
Preferred stock, $0.10 par value per share: 1,000,000 shares authorized; none outstanding
Common stock, $0.10 par value per share: 10,000,000 shares authorized; 2,777,250 shares issued	278	278
Additional paid-in capital	11,496	11,424
Retained earnings	10,010	8,999
Accumulated other comprehensive income	134	120
Unearned compensation - ESOP (28,597 and 36,789 shares unallocated at December 31, 2011 and 2010, respectively)	(286)	(368)
Unearned compensation - Restricted stock (36,552 and 24,000 shares non-vested at December 31, 2011 and 2010, respectively)	(167)	(100)
Treasury stock, at cost (133,347 and 138,863 shares at December 31, 2011 and 2010, respectively)	(1,136)	(1,184)
Total stockholders' equity	20,329	19,169
Total liabilities and stockholders' equity	$ 199,375	$ 205,015

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Securities held to maturity, fair value (in dollars)	$ 2,506,000	$ 3,398,000
Loans, allowance for loan losses (in dollars)	$ 1,824,000	$ 1,651,000
Preferred stock, par value (in dollars per share)	$ 0.1	$ 0.1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,777,250	2,777,250
Unearned compensation - ESOP shares unallocated	28,597	36,789
Unearned compensation - Restricted stock shares non-vested	36,552	24,000
Treasury stock, shares	133,347	138,863

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans, including fees	$ 10,355	$ 10,637
Securities	349	540
Short-term investments	1	2
Total interest and dividend income	10,705	11,179
Interest expense:
Deposits	1,486	2,048
Short-term Federal Home Loan Bank advances	7	17
Long-term Federal Home Loan Bank advances	921	1,263
Securities sold under agreements to repurchase	2	2
Total interest expense	2,416	3,330
Net interest income	8,289	7,849
Provision for loan losses	949	188
Net interest income, after provision for loan losses	7,340	7,661
Non-interest income:
Customer service fees	527	621
Mortgage banking income, net	359	613
Income from bank-owned life insurance	99	101
Other	5	4
Total non-interest income	990	1,339
Non-interest expenses:
Salaries and employee benefits	3,831	3,740
Occupancy and equipment expenses	773	750
Data processing expenses	449	443
Professional fees	356	387
Advertising expenses	225	275
FDIC insurance	166	222
Other general and administrative expenses	936	875
Total non-interest expenses	6,736	6,692
Income before income taxes	1,594	2,308
Income tax provision	583	855
Net income	$ 1,011	$ 1,453
Weighted-average number of common shares outstanding:
Basic (in shares)	2,645,547	2,617,764
Diluted (in shares)	2,645,789	2,617,764
Net income per share:
Basic (in dollars per share)	$ 0.38	$ 0.56
Diluted (in dollars per share)	$ 0.38	$ 0.56

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation-ESOP	Unearned Compensation-Restricted Stock	Treasury Stock	Comprehensive Income
Balance at Dec. 31, 2009	$ 17,646	$ 278	$ 11,329	$ 7,546	$ 127	$ (450)		$ (1,184)
Comprehensive income:
Net income	1,453			1,453					1,453
Net unrealized gain (loss) on securities available for sale, net of related tax effects of $9,000 and $4,000 during the period 2011 and 2010, respectively	(7)				(7)				(7)
Total comprehensive income	1,446								1,446
Common stock held by ESOP allocated or committed to be allocated (8,192 and 8,193 shares during the period 2011 and 2010, respectively)	42		(40)			82
Restricted stock granted in connection with equity incentive plan (25,998 and 25,000 shares during the period 2011 and 2010, respectively)			130				(130)
Forfeiture of restricted stock (7,650 and 1,000 shares during the period 2011 and 2010, respectively)			(5)				5
Share based compensation - options	10		10
Share based compensation - restricted stock	(77)						25
Balance at Dec. 31, 2010	19,169	278	11,424	8,999	120	(368)	(100)	(1,184)
Comprehensive income:
Net income	1,011			1,011					1,011
Net unrealized gain (loss) on securities available for sale, net of related tax effects of $9,000 and $4,000 during the period 2011 and 2010, respectively	14				14				14
Total comprehensive income	1,025								1,025
Common stock held by ESOP allocated or committed to be allocated (8,192 and 8,193 shares during the period 2011 and 2010, respectively)	56		(26)			82
Restricted stock granted in connection with equity incentive plan (25,998 and 25,000 shares during the period 2011 and 2010, respectively)			169				(169)
Forfeiture of restricted stock (7,650 and 1,000 shares during the period 2011 and 2010, respectively)			(46)				46
Reissuance of treasury stock (5,796 shares during the period 2011)			(50)					50
Purchase of treasury stock (280 shares during the period 2011)	(2)							(2)
Share based compensation - options	25		25
Share based compensation - restricted stock	(137)						56
Balance at Dec. 31, 2011	$ 20,329	$ 278	$ 11,496	$ 10,010	$ 134	$ (286)	$ (167)	$ (1,136)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Net unrealized gain (loss) on securities available for sale, related tax effects (in dollars)	$ 9,000	$ 4,000
Common stock held by ESOP allocated or committed to be allocated	8,192	8,193
Restricted stock granted in connection with equity incentive plan	25,998	25,000
Forfeiture of restricted stock	7,650	1,000
Reissuance of treasury stock	5,796
Purchase of treasury stock	280

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,011	$ 1,453
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Provision for loan losses	949	188
Accretion of securities, net	(6)	(18)
Net change in deferred loan fees and costs	(52)	20
Depreciation and amortization expense	265	308
Decrease in accrued interest receivable	150	27
Income from bank-owned life insurance	(99)	(101)
Stock-based compensation expense	137	77
Gain on sale of loans	(403)	(725)
Loans originated for sale	(19,494)	(40,600)
Proceeds from sale of loans	19,813	41,161
Write down of other real estate owned	10	13
Prepaid FDIC insurance	152	205
Net change in other assets and liabilities	209	(26)
Net cash provided by operating activities	2,224	2,034
Activity in securities available for sale:
Maturities, prepayments and calls	4,052	9,617
Purchases	(983)	(5,006)
Maturities, prepayments and calls of securities held to maturity	885	1,095
Loan originations, net	16,507	(12,051)
Principal balance of portfolio loans sold		157
Proceeds from sale of other real estate owned	13
Purchase of premises and equipment	(186)	(178)
Net cash provided (used) by investing activities	20,288	(6,366)
Cash flows from financing activities:
Net change in deposits	(378)	14,833
Net change in securities sold under agreements to repurchase	82	74
Net change in Federal Home Loan Bank advances with maturities of three months or less	(3,500)	(2,550)
Proceeds from Federal Home Loan Bank advances with maturities greater than three months		4,000
Repayments of Federal Home Loan Bank advances with maturities greater than three months	(3,061)	(12,558)
Net change in mortgagors' escrow accounts	132	186
Purchase of vested restricted shares to treasury stock	(2)
Net cash (used) provided by financing activities	(6,727)	3,985
Net change in cash and cash equivalents	15,785	(347)
Cash and cash equivalents at beginning of period	3,298	3,645
Cash and cash equivalents at end of period	19,083	3,298
Supplementary information:
Interest paid on deposit accounts	1,485	2,048
Interest paid on borrowings	940	1,305
Income taxes paid	$ 705	$ 879

CORPORATE STRUCTURE	12 Months Ended
Dec. 31, 2011
CORPORATE STRUCTURE
CORPORATE STRUCTURE

1.       CORPORATE STRUCTURE

Georgetown Bancorp, Inc. (the “Company”) is a federally-chartered corporation organized for the purpose of owning all of the outstanding capital stock of Georgetown Savings Bank (the “Bank”).  The Company was initially organized as a wholly-owned subsidiary of Georgetown Bancorp, MHC (“MHC” or "the Mutual Holding Company"), which is a federally-chartered mutual holding company. As of December 31, 2011, the MHC owned 57.0% of the Company’s outstanding shares of common stock.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank. The Bank’s financial statements include its wholly-owned subsidiary, Georgetown Securities Corporation, which engages in the buying, selling and holding of securities.  All significant intercompany balances and transactions have been eliminated in consolidation.

Nature of operations

The Company, through the Bank, provides a variety of financial services to individuals and small businesses in the eastern Massachusetts region and southern New Hampshire.  Its primary deposit products are checking, savings and term certificate accounts and its primary lending products are residential and commercial mortgage loans.

Segment reporting

Generally, financial information is required to be reported on the basis that it is used internally for evaluating segment performance and deciding how to allocate resources to segments.  Management evaluates the Company’s performance and allocates resources based on a single segment concept.  Accordingly, there are no separately identified operating segments for which discrete financial information is available.  The Company does not derive revenues from, or have assets located in, foreign countries, nor does it derive revenues from any single customer that represents 10% or more of the Company’s total revenues.

Use of estimates

In preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the realizability of deferred tax assets.

Fair value hierarchy

The Company groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value as follows:

Level l - Valuation is based on quoted prices in active markets for identical assets or liabilities.  Level l assets and liabilities generally include debt and equity securities that are traded in an active exchange market.

Level 2 - Valuation is based on observable inputs other than Level l prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Reclassifications

Certain amounts in the 2010 consolidated financial statements have been reclassified to conform to the 2011 presentation.

Cash and cash equivalents

Cash and cash equivalents include cash, amounts due from banks and short-term investments, all of which mature within 90 days, and are carried at cost.

Securities

Debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and reflected at amortized cost.  Securities classified as “available for sale” are reflected at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income/loss, net of tax effects.

Purchase premiums and discounts are amortized to earnings by the interest method over the contractual lives of the securities. Gains and losses on sale of securities are recognized on the trade date and determined using the specific identification method.

Each reporting period, the Company evaluates all securities classified as available-for-sale or held-to-maturity with a decline in fair value below the amortized cost of the investment to determine whether or not the impairment is deemed to be other-than-temporary (“OTTI”).

For debt securities, OTTI is required to be recognized (1) if the Company intends to sell the security; (2) if it is “more likely than not” that the Company will be required to sell the security before recovery of its amortized cost basis; or (3) the present value of expected cash flows is not sufficient to recover the entire amortized cost basis. For all impaired debt securities that the Company intends to sell, or more likely than not will be required to sell, the full amount of the depreciation is recognized as OTTI through earnings. Credit-related OTTI for all other impaired debt securities is recognized through earnings. Non-credit related OTTI for such debt securities is recognized in other comprehensive income, net of applicable taxes.

Federal Home Loan Bank stock

The Bank, as a member of the Federal Home Loan Bank (“FHLB”) system, is required to maintain an investment in capital stock of the FHLB of Boston. Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost. In December 2008, as part of a capital restoration initiative, the FHLB of Boston established a moratorium on the repurchase of excess stock and effective February 26, 2009, the FHLB of Boston suspended the payment of dividends.  On February 22, 2011, the FHLB of Boston declared a quarterly dividend and the board of directors anticipated that it will continue to declare modest cash dividends through 2012. The Bank reviews its investment in capital stock of the FHLB of Boston for impairment based on the ultimate recoverability of its cost basis in the FHLB of Boston stock. As of December 31, 2011, no impairment has been recognized.

Loans held for sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.  Fair value is based on committed secondary market prices.

Loans

The loan portfolio consists of mortgage, business and consumer loans to the Bank’s customers, principally in the eastern Massachusetts region and southern New Hampshire.  The ability of the Bank’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are generally reported at their outstanding unpaid principal balances adjusted for the allowance for loan losses and any deferred fees or costs on originated loans.  Interest income is accrued on the unpaid principal balance.  Loan origination costs, net of origination fees, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans, including impaired loans, is generally recognized on a simple interest basis and is discontinued at the time the loan is 90 days past due, unless the credit is well secured and in process of collection.  Past due status is based on the contractual terms of the loans.  Loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on non-accrual or charged-off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for loan losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a monthly basis by management and is based upon management’s monthly review of the collectability of the loans in light of known and inherent risks in the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  Additionally, as part of the evaluation of the level of the allowance for loan losses, on a quarterly basis management analyzes several qualitative loan portfolio risk factors including, but not limited to, charge-off history, changes in management or underwriting policies, current economic conditions, delinquency statistics, geographic and industry concentrations, the adequacy of the underlying collateral, the financial strength of the borrower and results of internal and external loan reviews. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance for loan losses consists of specific, general and unallocated components.  The specific component relates to loans that are classified as impaired.  For such loans that are classified as impaired, an allowance for loan losses is established when the discounted cash flows or the fair value of the existing collateral (less cost to sell) of the impaired loan is lower than the carrying value of that loan.  The general component covers non-impaired loans and is based on historical loss experience adjusted for qualitative factors.  An unallocated component may be maintained to cover uncertainties that could affect management’s estimate of probable losses.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

The Bank periodically may agree to modify the contractual terms of loans. When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring (“TDR”).  All TDRs are initially classified as impaired.

Adjustable-rate mortgage loans decrease the risk associated with changes in market interest rates by periodically repricing, but involve other risks because, as interest rates increase, the underlying payments by the borrower increase, thus increasing the potential for default by the borrower. At the same time, the marketability of the underlying collateral may be adversely affected by higher interest rates. Upward adjustment of the contractual interest rate is also limited by the maximum periodic and lifetime interest rate adjustments permitted by our loan documents and, therefore, the effectiveness of adjustable-rate mortgage loans may be limited during periods of rapidly rising interest rates.

Loans secured by commercial real estate, multi-family and one-to-four family investment properties, generally involve larger principal amounts and a greater degree of risk than one-to-four family residential mortgage loans. Because payments on loans secured by commercial real estate, including multi-family and one-to-four family investment properties, are often dependent on successful operation or management of the properties, repayment of such loans may be affected by adverse conditions in the real estate market or the economy.

Unlike residential mortgage loans, which generally are made on the basis of the borrower’s ability to make repayment from his or her employment or other income, and which are secured by real property whose value tends to be more easily ascertainable, commercial business loans generally are made on the basis of the borrower’s ability to repay the loan from the cash flow of the borrower’s business. As a result, the availability of funds for the repayment of commercial business loans may depend substantially on the success of the business itself. Further, any collateral securing the loans may depreciate over time, may be difficult to appraise and may fluctuate in value.

Construction and development financing is generally considered to involve a higher degree of credit risk than long-term financing on improved, owner-occupied real estate. Risk of loss on a construction loan depends largely upon the accuracy of the initial estimate of the value of the property at completion of construction compared to the estimated cost (including interest) of construction and other assumptions. If the estimate of construction cost proves to be inaccurate, we may be required to advance funds beyond the amount originally committed in order to protect the value of the property. Additionally, if the estimate of value proves to be inaccurate, we may be confronted with a project, when completed, having a value that is insufficient to assure full repayment.

Other real estate owned and in-substance foreclosures

Other real estate owned includes properties acquired through foreclosure and properties classified as in-substance foreclosures in accordance with Accounting Standards Codification (“ASC”) 310-40, “Receivables — Troubled Debt Restructuring by Creditors.”  These properties are carried at the lower of cost or estimated fair value less estimated costs to sell.  Any write down from cost to estimated fair value required at the time of foreclosure or classification as in-substance foreclosure is charged to the allowance for loan losses.  Expenses incurred in connection with maintaining these assets, subsequent write downs and gains or losses recognized upon sale are included in other general and administrative expense.

In accordance with ASC 310-10-35, “Receivables - Overall - Subsequent Measurements,” the Company classifies loans as in-substance repossessed or foreclosed if the Company receives physical possession of the debtor’s assets regardless of whether formal foreclosure proceedings take place.

Servicing

The Bank services mortgage loans for others.  Mortgage servicing assets are recognized at fair value, as separate assets when rights are acquired through purchase or through sale of financial assets.  Initial fair value is determined using prices for similar assets with similar characteristics. Capitalized servicing rights are reported in other assets and are amortized into loan servicing fee income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.  Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost.  Impairment is determined by stratifying rights by predominant risk characteristics, such as interest rates and terms.  Fair value is based on a quarterly, third-party valuation model that calculates the present value of estimated future net servicing income.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that fair value is less than the capitalized amount for the stratum.  Changes in the valuation allowance are reported in loan servicing fee income.

Derivative financial instruments

Derivative financial instruments are recognized as assets and liabilities on the consolidated balance sheets and measured at fair value.

Derivative Loan Commitments

Mortgage loan commitments are referred to as derivative loan commitments if the loan that will result from exercise of the commitment will be held for sale upon funding.  Loan commitments that are derivatives are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in mortgage banking income. Fair value is determined using secondary market pricing, including expected normal servicing rights. In estimating fair value, the Bank assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Forward Loan Sale Commitments

To protect against the price risk inherent in derivative loan commitments, the Bank utilizes both “mandatory delivery” and “best efforts” forward loan sale commitments to mitigate the risk of potential decreases in the values of loans that would result from the exercise of the derivative loan commitments. Mandatory delivery contracts are accounted for as derivative instruments.  Generally, the Bank’s best efforts contracts meet the definition of derivative instruments when the loans to the underlying borrowers close and are accounted for as derivative instruments at that time.  Accordingly, forward loan sale commitments are recognized at fair value on the consolidated balance sheets in other assets and other liabilities with changes in their fair values recorded in mortgage banking income.

The Bank estimates the fair value of its forward loan sales commitments using a methodology similar to that used for derivative loan commitments.

Premises and equipment

Land is carried at cost.  Buildings, leasehold improvements and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets or the expected terms of the leases, if shorter.  Expected terms include lease option periods to the extent that the exercise of such options is reasonably assured.

Bank-owned life insurance

Bank-owned life insurance policies are reflected on the consolidated balance sheets at cash surrender value. Changes in cash surrender value are reflected in non-interest income on the consolidated statements of income.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Income taxes

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.  A valuation allowance is established against deferred tax assets when, based upon the available evidence including historical and projected taxable income, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company does not have any uncertain tax positions at December 31, 2011 which require accrual or disclosure.

Income tax benefits related to stock compensation in excess of grant date fair value less any proceeds on exercise are recognized as an increase to additional paid-in capital upon vesting or exercising and delivery of the stock. Any income tax effects related to stock compensation that are less than grant date fair value less any proceeds on exercise would be recognized as a reduction of additional paid in capital to the extent of previously recognized income tax benefits and then through income tax expense for the remaining amount.

Advertising costs

Advertising costs are expensed when incurred.

Employee Stock Ownership Plan

Compensation expense for the Employee Stock Ownership Plan (“ESOP”) is recorded at an amount equal to the shares committed to be allocated by the ESOP multiplied by the average fair market value of the shares during the period. The Bank recognizes compensation expense ratably over the year based upon the Bank’s estimate of the number of shares expected to be allocated by the ESOP. Unearned compensation applicable to the ESOP is reflected as a reduction of stockholders’ equity in the consolidated balance sheets. The difference between the average fair market value and the cost of the shares allocated by the ESOP is recorded as an adjustment to additional paid-in capital.

Share-based Compensation Plan

The Company measures and recognizes compensation cost relating to share-based payment transactions based on the grant-date fair value of the equity instruments issued.  Share-based compensation is recognized over the period the employee is required to provide services for the award.  Reductions in compensation expense associated with forfeited options are estimated at the date of grant, and this estimated forfeiture rate is adjusted quarterly based on actual forfeiture experience.  The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options granted.

Earnings per share

Basic earnings per share represents net income available to common stockholders divided by the weighted-average number of common shares outstanding during the period.  If rights to dividends on unvested options/awards are non-forfeitable, these unvested awards/options are considered outstanding in the computation of basic earnings per share.  Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance.  Potential common shares that may be issued by the Company relate to outstanding stock options and restricted stock awards and are determined using the treasury stock method.

Treasury shares and unallocated ESOP shares are not deemed outstanding for earnings per share calculations.

Earnings per common share have been computed based on the following:

	Years Ended December 31,
	2011	2010

Net income available to common stockholders	$1,011,000	$1,453,000

Basic common shares:
Weighted average shares outstanding	2,643,091	2,638,387
Less: Weighted average unallocated ESOP shares	(33,013)	(41,206)
Add: Weighted average unvested restricted stock shares with non-forfeitable dividend rights	35,469	20,583
Basic weighted average common shares outstanding	2,645,547	2,617,764

Dilutive potential common shares	242	-

Diluted weighted average common shares outstanding	2,645,789	2,617,764

Basic earnings per share	$0.38	$0.56

Diluted earnings per share	$0.38	$0.56

Options to purchase 19,750 shares that were granted in February 2010 were included in the computation of diluted earnings per share for the year ended December 31, 2011. Options to purchase 21,748 shares that were granted in February 2011 were not included in the computation of diluted earnings per share for the year ended December 31, 2011, because to do so would have been antidilutive. Options to purchase 24,000 shares that were granted in February 2010 were not included in the computation of diluted earnings per share for the year ended December 31, 2010, because to do so would have been antidilutive.

Comprehensive income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in operating results.  Although certain changes in assets and liabilities, such as unrealized gains and losses on securities available for sale, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income.

Recent accounting pronouncements

In April 2011, the FASB issued ASU 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” This ASU provides additional guidance or clarification to help creditors determine whether a restructuring constitutes a troubled debt restructuring. For public entities, the amendments in this ASU are effective for the first interim or annual period beginning on or after September 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired, and should measure impairment on those receivables prospectively for the first interim or annual period beginning on or after September 15, 2011. Additional disclosures are also required under this ASU. On July 1, 2011 the Company adopted this ASU. Refer to Note 6 — Loans and Servicing for further information.

In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” The objective of this ASU is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This ASU prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Early adoption is not permitted.  The Company does not anticipate that the adoption of this guidance will have a material impact on its financial position or results of operation.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  The Company does not anticipate that the adoption of this guidance will have a material impact on its financial position or results of operation.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” The objective of this ASU is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. Under this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. An entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. An entity is required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not anticipate that the adoption of this guidance will have a material impact on its financial position or results of operation.

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” This ASU is to enhance current disclosures. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The amendments in this ASU are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not anticipate that the adoption of this guidance will have a material impact on its financial position or results of operation.

In December 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  The amendments in this update defer those changes in ASU 2011-05 that relate to the presentation of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  All other requirements in ASU 2011-05 are not affected by this update. The amendments are effective during interim and annual periods beginning after December 15, 2011.  The Company does not anticipate that the adoption of this guidance will have a material impact on its financial position or results of operation.

RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS
RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

3.      RESTRICTIONS ON CASH AND AMOUNTS DUE FROM BANKS

The Bank is required to maintain average balances on hand or with the Federal Reserve Bank.  At December 31, 2011 and 2010, these reserve balances amounted to $860,000 and $846,000, respectively.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.      SHORT-TERM INVESTMENTS

A summary of short-term investments, included in cash and cash equivalents, is as follows:

	At December 31,
	2011	2010
	(In thousands)

FHLB Ideal Way	$2,024	$25
Federal funds sold	7,460	1,782
Shay Asset Management Fund	1	1

	$9,485	$1,808

SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES
SECURITIES

5.      SECURITIES

A summary of securities is as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2011

Securities available for sale

Government-sponsored enterprise obligations	$502	$1	$-	$503
Residential mortgage-backed securities	3,464	207	-	3,671

Total securities available for sale	$3,966	$208	$-	$4,174

Securities held to maturity

Residential mortgage-backed securities	$2,322	$184	$-	$2,506

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In thousands)

At December 31, 2010

Securities available for sale

Government-sponsored enterprise obligations	$3,006	$4	$(36)	$2,974
Residential mortgage-backed securities	4,028	217	-	4,245

Total securities available for sale	$7,034	$221	$(36)	$7,219

Securities held to maturity

Residential mortgage-backed securities	$3,202	$196	$-	$3,398

All residential mortgage-backed securities have been issued by government-sponsored enterprises.

The amortized cost and estimated fair value of debt securities by contractual maturity at December 31, 2011 is as follows.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In thousands)

Within 1 year	$502	$503	$-	$-
After 1 year through
5 years	-	-	-	-
After 5 years through
10 years	-	-	-	-
Over 10 years	-	-	-	-
	502	503	-	-
Residential mortgage-backed securities	3,464	3,671	2,322	2,506

	$3,966	$4,174	$2,322	$2,506

There were no sales of securities for the years ended December 31, 2011 and 2010.  Certain securities are pledged as collateral for securities sold under agreements to repurchase and for FHLB advances. See Notes 9 and 10.

Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	Less Than Twelve Months		Twelve Months Or Longer
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In thousands)
At December 31, 2010

Securities available for sale

Government-sponsored enterprise obligations	36	$1,464	$-	$-
Total temporarily impaired securities	$36	$1,464	$-	$-

LOANS AND SERVICING	12 Months Ended
Dec. 31, 2011
LOANS AND SERVICING
LOANS AND SERVICING

6.      LOANS AND SERVICING

Loans

A summary of loans is as follows:

	December 31,
	2011	2010
	(In thousands)
Residential loans:
One-to-four family	$62,613	$70,685
Home equity loans and lines of credit	17,118	17,305
Total residential mortgage loans	79,731	87,990

Commercial loans:
One-to-four family investment property	10,816	11,892
Multi-family real estate	13,037	14,121
Commercial real estate	25,399	27,688
Commercial business	10,137	12,475
Total commercial loans	59,389	66,176

Construction loans:
One-to-four family	11,941	16,725
Multi-family	10,656	7,730
Non-residential	629	733
Total construction loans	23,226	25,188

Consumer	451	726

Total loans	162,797	180,080

Other items:
Net deferred loan costs	147	95
Allowance for loan losses	(1,824)	(1,651)

Total loans, net	$161,120	$178,524

An analysis of the allowance for loan losses follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Balance at beginning of period	$1,651	$1,594
Provision for loan losses	949	188
Recoveries	12	12
Charge-offs	(788)	(143)

Balance at end of period	$1,824	$1,651

Further information pertaining to the allowance for loan losses at and for the year ended December 31, 2011 follows:

	Residential		Commercial				Construction
	One-to-four family	Home equity loans and lines of credit	One-to-four family investment property	Multi-family real estate	Commercial real estate	Commercial business	One-to-four family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651
Charge-offs	-	(741)	-	-	(10)	(3)	-	-	-	(34)	(788)
Recoveries	9	-	-	-	-	1	-	-	-	2	12
Provision (benefit)	104	762	(1)	(8)	(21)	(68)	135	15	5	26	949
Ending Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824

Ending balance:
individually evaluated for impairment	$185	$13	$-	$-	$-	$-	$121	$-	$-	$-	$319

Ending balance:
collectively evaluated for impairment	$161	$328	$59	$98	$400	$234	$107	$98	$11	$9	$1,505

Loans

Ending Balance	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Ending balance:
individually evaluated for impairment	$898	$13	$-	$-	$314	$-	$1,168	$1,269	$-	$-	$3,662

Ending balance:
collectively evaluated for impairment	$61,715	$17,105	$10,816	$13,037	$25,085	$10,137	$10,773	$9,387	$629	$451	$159,135

Further information pertaining to the allowance for loan losses at December 31, 2010 follows:

	Residential		Commercial				Construction
	One-to-four family	Home equity loans and lines of credit	One-to-four family investment property	Multi-family real estate	Commercial real estate	Commercial business	One-to-four family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Ending Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651

Ending balance:
individually evaluated for impairment	$-	$36	$-	$-	$-	$-	$-	$-	$-	$-	$36

Ending balance:
collectively evaluated for impairment	$233	$284	$60	$106	$431	$304	$93	$83	$6	$15	$1,615

Loans

Ending Balance	$70,685	$17,305	$11,892	$14,121	$27,688	$12,475	$16,725	$7,730	$733	$726	$180,080

Ending balance:
individually evaluated for impairment	$208	$45	$-	$-	$-	$-	$-	$-	$-	$-	$253

Ending balance:
collectively evaluated for impairment	$70,477	$17,260	$11,892	$14,121	$27,688	$12,475	$16,725	$7,730	$733	$726	$179,827

The following is a summary of past-due and non-accrual loans at December 31, 2011:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One-to-four family	$431	$175	$391	$997	$61,616	$62,613	$-	$683
Home equity loans and lines of credit	-	-	-	-	17,118	17,118	-	13

Commercial loans:
One-to-four family investment property	-	-	-	-	10,816	10,816	-	-
Multi-family real estate	-	-	-	-	13,037	13,037	-	-
Commercial real estate	314	-	-	314	25,085	25,399	-	-
Commercial business	-	-	-	-	10,137	10,137	-	-

Construction loans:
One-to-four family	-	100	1,168	1,268	10,673	11,941	-	1,168
Multi-family	-	-	-	-	10,656	10,656	-	1,269
Non-residential	-	-	-	-	629	629	-	-

Consumer	4	-	-	4	447	451	-	-

Total	$749	$275	$1,559	$2,583	$160,214	$162,797	$–	$3,133

The following is a summary of past-due and non-accrual loans at December 31, 2010:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One-to-four family	$391	$138	$-	$529	$70,156	$70,685	$-	$-
Home equity loans and lines of credit	19	-	45	64	17,241	17,305	-	45

Commercial loans:
One-to-four family investment property	-	-	-	-	11,892	11,892	-	-
Multi-family real estate	-	-	-	-	14,121	14,121	-	-
Commercial real estate	314	-	-	314	27,374	27,688	-	-
Commercial business	-	-	-	-	12,475	12,475	-	-

Construction loans:
One-to-four family	-	-	-	-	16,725	16,725	-	-
Multi-family	-	-	-	-	7,730	7,730	-	-
Non-residential	-	-	-	-	733	733	-	-

Consumer	9	1	-	10	716	726	-	-

Total	$733	$139	$45	$917	$179,163	$180,080	$-	$45

The following is an analysis of impaired loans at December 31, 2011:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One-to-four family	$-	$-	$-	$16	$-
Home equity loans and lines of credit	-	-	-	-	-
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	314	314	-	145	10
Commercial business	-	-	-	63	42
Construction loans:
One-to-four family	732	732	-	225	-
Multi-family	1,269	1,269	-	448	62
Non-residential	-	-	-	-	-
Consumer	-	-	-	-	-

Total impaired with no related allowance	$2,315	$2,315	$-	$897	$114

Impaired loans with a valuation allowance

Residential loans:
One-to-four family	$898	$898	$185	$297	$7
Home equity loans and lines of credit	13	13	13	182	1
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	-	-	-	-	-
Commercial business	-	-	-	-	-
Construction loans:
One-to-four family	436	436	121	226	19
Multi-family	-	-	-	-	-
Non-residential	-	-	-	-	-
Consumer	-	-	-	-	-

Total with an allowance recorded	$1,347	$1,347	$319	$705	$27

No additional funds are committed to be advanced in connection with impaired loans.

The following is an analysis of impaired loans at December 31, 2010:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One-to-four family	$208	$208	$-	$210	$9
Home equity loans and lines of credit	-	-	-	-	-
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	-	-	-	-	-
Commercial business	-	-	-	-	-
Construction loans:
One-to-four family	-	-	-	-	-
Multi-family	-	-	-	-	-
Non-residential	-	-	-	-	-
Consumer	-	-	-	-	-

Total impaired with no related allowance	$208	$208	$-	$210	$9

Impaired loans with a valuation allowance

Residential loans:
One-to-four family	$-	$-	$-	$189	$-
Home equity loans and lines of credit	45	45	36	129	1
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	-	-	-	-	-
Commercial business	-	-	-	-	-
Construction loans:
One-to-four family	-	-	-	-	-
Multi-family	-	-	-	-	-
Non-residential	-	-	-	-	-
Consumer	-	-	-	2	-

Total with an allowance recorded	$45	$45	$36	$320	$1

As of December 31, 2011 the Company has one loan that has been modified and classified as a troubled debt restructure.  The pre-modification outstanding recorded investment of this loan was $312,000 and the post-modification outstanding recorded investment was $315,000.  At December 31, 2011 this loan has a recorded investment of $313,000 and is in default of its modified terms.  This modification did not result in a material impact to the allowance for loan loss account.

The following table presents the Company’s loans by risk rating:

	Residential		Commercial				Construction
	One-to-four family	Home equity loans and lines of credit	One-to-four family investment property	Multi-family real estate	Commercial real estate	Commercial business	One-to-four family	Multi-family	Non- residential	Consumer	Total
	(In thousands)
At December 31, 2011

Classification:
Not formally rated	$61,715	$17,105	$-	$-	$-	$-	$-	$-	$-	$451	$79,271
Pass	-	-	10,816	13,037	21,643	9,208	10,773	9,387	139	-	75,003
Special mention	-	-	-	-	458	289	-	-	-	-	747
Substandard	898	13	-	-	3,298	640	1,168	1,269	490	-	7,776
Doubtful	-	-	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-	-	-
Total loans	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

At December 31, 2010

Classification:
Not formally rated	$70,477	$17,260	$-	$-	$-	$-	$-	$-	$-	$726	$88,463
Pass	-	-	11,495	14,121	24,119	12,475	16,725	7,730	733	-	87,398
Special mention	-	-	397	-	3,569	-	-	-	-	-	3,966
Substandard	208	45	-	-	-	-	-	-	-	-	253
Doubtful	-	-	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-	-	-
Total loans	$70,685	$17,305	$11,892	$14,121	$27,688	$12,475	$16,725	$7,730	$733	$726	$180,080

Credit Quality Information

The Company utilizes an eleven grade internal loan rating system for commercial real estate, construction and residential mortgages and commercial business loans as follows:

Loans rated 1 - 5:  Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 6:  Loans in this category are considered “marginally acceptable.”  These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 6.5:  Loans in this category are considered “management attention.”  These loans are placed on a “watch list” and are being closely monitored by management because of some borrower management weaknesses and non-monetary defaults.

Loans rated 7:  Loans in this category are considered “special mention.”  These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 8:  Loans in this category are considered “substandard.”  These loans have a well defined weakness that jeopardize the liquidation of the debt and is inadequately protected by the current sound worth and paying capacity of the borrower or pledged collateral. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Loans rated 9:  Loans in this category are considered “doubtful.”  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 10:  Loans in this category are considered uncollectible “loss” and it has been determined uncollectible and the chance of loss in inevitable. Loans in this category will be charged-off.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and commercial business loans.

Loans serviced for others and mortgage servicing rights

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $57,948,000 and $45,028,000 at December 31, 2011 and 2010, respectively.

The risks inherent in the mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was $493,000 at December 31, 2011 and was determined using the moving average 10-year U.S. Treasury rate plus 5.0%, adjusted to reflect the current credit spreads and conditions in the market, as a discount rate. Prepayment assumptions, which are impacted by loan rates and terms, are calculated using a moving average of prepayment data published by the Securities Industry and Financial Markets Association, an independent third party proprietary analysis of prepayment rates embedded in liquid mortgage securities markets and modeled against the serviced loan portfolio by the independent third party valuation specialist.

The following summarizes mortgage servicing rights capitalized and amortized:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Mortgage servicing rights:
Balance at beginning of period	$424	$183
Additions	186	345
Disposals	-	-
Amortization	(135)	(104)
Balance at end of period	475	424

Valuation allowances:
Balance at beginning of period	4	-
Additions	55	33
Recoveries	(42)	(29)
Write-downs	-	-
Balance at end of period	17	4

Mortgage servicing assets, net	$458	$420

Fair value of mortgage servicing assets	$493	$461

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

7.       PREMISES AND EQUIPMENT

A summary of premises and equipment is as follows:

	At December 31,		Estimated
	2011	2010	Useful Lives
	(In thousands)
Premises:
Land	$279	$279
Buildings and improvements	4,860	4,826	5 - 40 years
Equipment	2,286	2,248	3 - 7 years
	7,425	7,353
Less accumulated depreciation and amortization	(3,543)	(3,392)

	$3,882	$3,961

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 amounted to $265,000 and $308,000, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS
DEPOSITS

8.       DEPOSITS

A summary of deposit balances is as follows:

	At December 31,
	2011	2010
	(In thousands)

Demand	$15,971	$15,892
On us accounts	1,318	758
NOW	17,122	15,148
Money market deposits	59,846	57,438
Regular and other savings	11,390	12,205
Total non-certificate accounts	105,647	101,441

Term certificates less than $100,000	23,524	26,591
Term certificates of $100,000 or more	21,914	23,431
Total certificate accounts	45,438	50,022

Total deposits	$151,085	$151,463

A summary of certificate accounts by maturity is as follows:

	At December 31,
	2011		2010
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Within one year	$27,571	1.27%	$38,767	2.17%
One to two years	9,742	1.36	6,821	2.12
Two to three years	4,308	1.97	1,533	2.56
Three to four years	787	1.99	2,376	2.44
Four to five years	3,030	2.20	525	1.98

	$45,438	1.43%	$50,022	2.18%

There were $996,000 and $699,000 of brokered certificate accounts at December 31, 2011 and 2010, respectively.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2011
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

9.       SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase are funds borrowed from customers on an overnight basis. The amount of securities collateralizing the agreements to repurchase remains in securities and the obligation to repurchase securities sold is reflected as a liability in the consolidated balance sheets. Securities sold under agreements to repurchase amounted to $573,000 and $491,000 at December 31, 2011 and 2010, respectively, mature on a daily basis and are secured by U.S. Government securities with a fair value of $1,484,000 and $1,009,000, respectively. The weighted average interest rate on these agreements was 0.50% at December 31, 2011 and 2010.

FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Dec. 31, 2011
FEDERAL HOME LOAN BANK ADVANCES
FEDERAL HOME LOAN BANK ADVANCES

10.     FEDERAL HOME LOAN BANK ADVANCES

All FHLB of Boston advances are secured by a blanket security agreement on qualified collateral, consisting principally of first mortgage loans on owner-occupied residential property in the amount of $52,502,000 and $56,058,000 at December 31, 2011 and 2010, respectively; government-sponsored enterprise obligations with a fair value of $1,964,000 at December 31, 2010; and mortgage-backed securities with a fair value of $5,176,000 and $7,619,000 at December 31, 2011 and 2010, respectively.

Short-term FHLB advances

Short-term FHLB advances consist of advances maturing within one year at a weighted average rate of 0.23% at December 31, 2010.  There were no short-term advances at December 31, 2011.

The Bank also has a $2,000,000 line-of-credit with the FHLB.  There were no amounts outstanding at December 31, 2011 and 2010.

Long-term FHLB advances

Long-term, fixed-rate FHLB advances and maturities are as follows:

	At December 31,
	2011		2010
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Within one year	$500	1.96%	$3,000	5.05%
One to two years*	16,000	3.65	1,500	2.89
Two to three years	3,500	2.67	15,000	3.67
Three to four years	1,500	2.95	3,500	2.67
Four to five years*	3,600	3.65	1,500	2.95
After five years	-	-	3,600	3.65
	25,100	3.44	28,100	3.61
Amortizing advance, due March 5, 2012, requiring monthly principal and interest of $5,300	21	4.90	82	4.90

	$25,121	3.44%	$28,182	3.62%

*	At December 31, 2011, includes advances callable by the FHLB prior to maturity aggregating $5,500,000 with a weighted average rate of 3.10%.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

11.     INCOME TAXES

Allocation of federal and state income taxes between current and deferred portions is as follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)
Current tax provision:
Federal	$535	$679
State	134	180
	669	859
Deferred tax provision (benefit):
Federal	(69)	13
State	(17)	-
	(86)	13

Change in valuation allowance	-	(17)

Total tax provision	$583	$855

The differences between the statutory federal income tax rate and the effective tax rates are summarized as follows:

	Years Ended
	December 31,
	2011	2010

Statutory rate	34.0%	34.0%
Increase (decrease) resulting from:
State taxes, net of federal tax benefit	4.8	5.1
Bank-owned life insurance	(2.1)	(1.5)
Stock compensation plans	(0.3)	(0.5)
Other, net	0.1	-

Effective tax rates	36.5%	37.1%

The components of the net deferred tax asset included in other assets are as follows:

	At December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
Federal	$954	$850
State	278	250
	1,232	1,100
Deferred tax liabilities:
Federal	(549)	(504)
State	(129)	(119)
	(678)	(623)

Net deferred tax asset	$554	$477

The tax effects of each item that gives rise to deferred taxes are as follows:

	At December 31,
	2011	2010
	(In thousands)

Deferred compensation	$429	$385
Net unrealized gain on securities available for sale	(74)	(65)
Depreciation and amortization	(359)	(348)
Allowance for loan losses	728	659
Mortgage servicing rights	(183)	(168)
Other, net	13	14

Net deferred tax asset	$554	$477

A summary of the change in the net deferred tax asset is as follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Balance at beginning of period	$477	$469
Deferred tax provision	86	4
Deferred tax effects of net unrealized gain (loss) on securities available for sale	(9)	4

Balance at end of period	$554	$477

The federal income tax reserve for loan losses at the Company’s base year is $723,000.  If any portion of the reserve is used for purposes other than to absorb loan losses, approximately 150% of the amount actually used (limited to the amount of the reserve) would be subject to taxation in the fiscal year in which it is used.  As the Company intends to use the reserve solely to absorb loan losses, a deferred tax liability of $289,000 has not been provided.

Uncertain tax positions

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities.  As of December 31, 2011 and 2010 there were no material uncertain tax positions related to federal and state income tax matters.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended June 30, 2008 through December 31, 2011.

MINIMUM REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2011
MINIMUM REGULATORY CAPITAL REQUIREMENTS
MINIMUM REGULATORY CAPITAL REQUIREMENTS

12.     MINIMUM REGULATORY CAPITAL REQUIREMENTS

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (“OCC”).  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Federal savings and loan holding companies are not subject to any regulatory capital requirements by the OCC.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined) to risk-weighted assets (as defined), Tier 1 capital (as defined) to average assets (as defined) and tangible capital (as defined) to tangible assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2011, the most recent notification from the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank’s category. The Bank’s actual capital amounts and ratios as of December 31, 2011 and 2010 are also presented in the table.

					Minimum
					To Be Well
			Minimum		Capitalized Under
			Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
At December 31, 2011

Total Capital to Risk Weighted Assets	$20,608	14.2%	$11,611	8.0%	$14,513	10.0%

Tier 1 Capital to Risk Weighted Assets	19,105	13.2	5,805	4.0	8,708	6.0

Tier 1 Capital to Average Assets	19,105	9.6	7,993	4.0	9,991	5.0

Tangible Capital to Tangible Assets	19,105	9.6	2,989	1.5	N/A	N/A

At December 31, 2010

Total Capital to Risk Weighted Assets	$19,564	12.3%	$12,706	8.0%	$15,882	10.0%

Tier 1 Capital to Risk Weighted Assets	17,951	11.3	6,353	4.0	9,529	6.0

Tier 1 Capital to Average Assets	17,951	8.6	8,326	4.0	10,407	5.0

Tangible Capital to Tangible Assets	17,951	8.8	3,074	1.5	N/A	N/A

Other capital restrictions

Federal banking regulations place certain restrictions on dividends paid, stock repurchases and other transactions charged to the capital accounts of the Bank. Capital distributions in the form of dividends paid to the Bank’s stockholder for any one year may not exceed the Bank’s net income for the year to date plus the Bank’s retained net income for the preceding two years.  In addition, dividends paid would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements.

Periodically, the Office of Thrift Supervision (“OTS”), as the former primary federal regulator of federal savings banks, recommended certain of those institutions take voluntary steps to reduce risk to the institutions and the federal deposit insurance fund. In light of the then-existing economic environment and the Bank’s then-anticipated loan growth, the OTS requested and the Bank’s Board of Directors agreed on October 27, 2008, to certain voluntary constraints on the Bank’s leveraged growth strategy, which constraints have been modified over time. The voluntary constraints are as follows: (1) the Bank will maintain a Tier 1 (core) capital ratio of at least 7.1%; and (2) in the event the Tier 1 (core) capital ratio decreases below 7.5%, the ratio of “high-risk” loans, as defined, to Tier 1 (core) capital would not exceed 450%; the ratio of classified assets to Tier 1 (core) capital (plus the allowance for loan losses) would not exceed 15%; and the ratio of nonperforming assets to total assets would not exceed 1.5%. As of December 31, 2011, the Bank was in compliance with the requested targets. As of December 31, 2011, the Company has approximately $700,000 of cash available to down-stream to the Bank to support its future capital needs. The Bank does not expect these voluntary restrictions to negatively affect its operations.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

13.     EMPLOYEE BENEFIT PLANS

401(k) plan

The Bank provides a savings and retirement plan for employees, which qualifies under Section 401(k) of the Internal Revenue Code.  All employees who have attained age 21 and have completed one year of employment during which they worked at least 1,000 hours are eligible to participate.  The plan provides for voluntary contributions by participating employees ranging from 1% to 75% of their compensation, subject to certain limitations.  In addition, the Bank will make a matching contribution, equal to 50% of the employee’s contribution.  The Bank’s matching contribution will not exceed 3% of an employee’s salary.  In addition, the Bank may make a discretionary contribution not to exceed 3% of an employee’s salary.  For the years ended December 31, 2011 and 2010, expense attributable to the plan amounted to $110,000 and $138,000, respectively.

Incentive plan

The Bank has an Incentive Plan whereby all employees are eligible to receive a payment if the Bank meets or exceeds certain base standards of performance for its fiscal year.  The structure of the Incentive Plan is to be reviewed on an annual basis by the Board of Directors.  Incentive compensation expense for the years ended December 31, 2011 and 2010 amounted to $68,000 and $175,000, respectively.

Executive supplemental retirement agreements

The Bank has entered into supplemental retirement agreements with certain executive officers, which provide for the payment of specified benefits upon retirement or early termination, as defined in the agreements. For the years ended December 31, 2011 and 2010, total expense applicable to these agreements amounted to $111,000 and $112,000, respectively.

Employee Stock Ownership Plan

The Bank established an ESOP for the benefit of each employee who has reached the age of 21 and has completed at least one year of employment with the Bank.  Benefits may be paid in shares of common stock or in cash, subject to the employees’ right to demand shares.

The ESOP has a loan agreement with the Company whereby $1,000,000 was borrowed for the purpose of purchasing shares of the Company’s common stock.  At December 31, 2011, the loan has three remaining annual principal and interest payments of $117,000 and one payment of $57,000, all of which are due on the last business day of the respective year.  The loan documents provide that the loan may be repaid over a shorter period, without penalty for prepayments.

The remaining principal balance on the ESOP debt at December 31, 2011, is payable as follows:

Years Ending
December 31,	Amount
(In thousands)

2012	$89
2013	97
2014	104
2015	53

$343

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loan.  The loan is secured by the shares purchased, which are held in a suspense account for allocation among the participants as the loan is paid.  Total compensation expenses applicable to the ESOP amounted to $56,000 and $42,000 for the years ended December 31, 2011 and 2010, respectively.

Shares held by the ESOP are as follows:

	At December 31,
	2011	2010

Allocated	63,192	54,999
Committed to be allocated	8,192	8,193
Unallocated	28,597	36,789
Paid out to participants	(12,831)	(10,194)

	87,150	89,787

Any cash dividends received on allocated shares would be allocated to members and cash dividends received on shares held in suspense would be applied to repay the outstanding debt of the ESOP.  The fair value of unallocated ESOP shares at December 31, 2011 and 2010 is $207,000 and $212,000, respectively. No dividends have been paid to date by the Company.

Share-based compensation plan

In accordance with the Company’s 2009 Equity Incentive Plan, the Company awarded 25,998 stock options and 25,998 shares of restricted stock to eligible participants on February 22, 2011.  The 2009 Plan provides for total awards of 250,000 shares of the Company’s common stock pursuant to grants of restricted stock awards, incentive stock options, non-qualified stock options and stock appreciation rights; provided, however, that shares of stock used to fund stock options greater than 136,085 shares must be obtained through stock repurchases and shares of stock used to fund restricted stock awards greater than 54,434 shares must be obtained through stock repurchases.

The exercise price of each option will be equal to or greater than the market price of the Company’s stock on the date of grant and the maximum term of each option is ten years.  Vesting periods for options and restricted stock granted to directors and officers are three years and five years, respectively, from the date of grant.

The fair value of the stock options granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	2011	2010

Expected dividends	- %	- %
Expected term	6.4 years	6.4 years
Expected volatility	35.00%	34.00%
Risk-free interest rate	3.46%	3.80%

The expected volatility is based on historical volatility.  The risk-free interest rates for periods consistent with the expected term of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected term is determined using the average of the mathematical mean of the vesting period and the full term of the option rather than estimating based on historical experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts.

The following table presents the activity for the 2009 Plan as of and for the year ended December 31, 2011 and 2010:

	Stock Options
	2011		2010
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price

Outstanding at beginning of year	24,000	$6.72	-	$-
Granted	25,998	$6.88	25,000	$6.72
Forfeited	(8,500)	$6.80	(1,000)	$6.72

Outstanding at end of period	41,498	$6.80	24,000	$6.72

Exercisable at end of year	4,946		-
Weighted average fair value of options granted during the year	$3.03		$2.12

Options Outstanding			Options Exercisable
Number Outstanding as of 12/31/2011	Weighted-Average Remaining Contractual Life	Weighted Average Exercise Price	Number Outstanding as of 12/31/2011	Weighted Average Exercise Price

19,750	8.15 Years	$6.72	4,946	$6.72
21,748	9.15 Years	$6.88	-	-
41,498	8.67 Years	$6.80	4,946	$6.72

	Non-vested Restricted Stock
	2011		2010
	Number of Shares	Weighted Average Grant Date Value	Number of Shares	Weighted Average Grant Date Value

Outstanding at beginning of year	24,000	$5.20	-	$-
Granted	25,998	$6.50	25,000	$5.20
Forfeited	(7,650)	$5.92	(1,000)	$5.20
Vested	(5,796)	$5.20	-	$-

Outstanding at end of year	36,552	$5.97	24,000	$5.20

As of December 31, 2011, unrecognized share-based compensation expense related to non-vested options amounted to $73,000 and the unrecognized share-based compensation expense related to non-vested restricted stock amounted to $167,000.  Both amounts are expected to be recognized over a weighted average period of 3.3 years.

For the year ended December 31, 2011, the Company recognized compensation expense for stock options of $25,000 with a related tax benefit of $4,000.  For the year ended December 31, 2011, the Company recognized compensation expense for restricted stock awards of $56,000, with a related tax benefit of $22,000. For the year ended December 31, 2010, the Company recognized compensation expense for stock options of $10,000 with a related tax benefit of $2,000.  For the year ended December 31, 2010, the Company recognized compensation expense for restricted stock awards of $25,000, with a related tax benefit of $10,000.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.     COMMITMENTS AND CONTINGENCIES

Loan commitments

The Bank is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, which involve elements of credit and interest rate risk in excess of the amount recognized in the accompanying consolidated balance sheets.  The Bank’s exposure to credit loss is represented by the contractual amount of the instruments.  The Bank uses the same credit policies in making commitments as it does for on-balance sheet instruments.  Financial instruments whose contract amounts represent credit risk consist of the following:

	At December 31,
	2011	2010
	(In thousands)

Commitments to grant loans	$6,083	$9,141
Unadvanced funds on home equity lines of credit	8,980	10,386
Unadvanced funds on commercial lines of credit	2,555	2,783
Unadvanced funds on construction loans	6,473	8,609
Unadvanced funds on other unsecured personal lines of credit	473	459
Unadvanced funds on commercial real estate loans	-	30
Unadvanced funds on residential real estate loans	-	118
Standy letters of credit	125	125

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for all lines of credit may expire without being drawn upon, therefore, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer’s credit worthiness on a case-by-case basis. Substantially all of these financial instruments, except for unadvanced lines of credit on unsecured personal loans and commercial lines of credit, are secured by real estate.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance by a customer to a third party.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.  As of December 31, 2011 and 2010, the maximum potential amount of the Bank’s obligation was $125,000, for standby letters of credit.  The Bank’s outstanding letters of credit generally have a term of less than one year.  If a letter of credit is drawn upon, the Bank may seek recourse through the customer’s underlying line of credit.  If the customer’s line of credit is also in default, the Bank may take possession of the collateral, if any, securing the line of credit.

Lease commitments

Pursuant to the terms of non-cancelable lease agreements in effect at December 31, 2011, pertaining to branch facilities, future minimum rental payments are as follows:

Years Ending
December 31,	Payments
(In thousands)

2012	$173
2013	172
2014	172
2015	158
2016	55
Thereafter	1,210

$1,940

One of the leases contains an option to extend for ten additional years.  The cost of such rentals is not included above.

Rental expense amounted to $195,000 and $180,000 for the years ended December 31, 2011 and 2010, respectively.

Employment agreements

The Bank has entered into employment agreements with its Chief Executive Officer and Chief Financial Officer, with initial terms of thirty-six months, that generally provide for a specified minimum annual compensation and the continuation of benefits currently received upon certain termination events, including a change in control, as defined in the agreements.  The employment agreements may be terminated for cause, as defined, without incurring any continuing obligations.  In addition, the Bank has entered into change in control agreements with three officers of the Bank with an initial term of twelve months, which provides for a lump sum severance payment, subject to certain conditions.  These agreements are automatically renewed annually unless a notice of non-renewal is issued upon recommendation from the Board of Directors.

Other contingencies

Various legal claims arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial position.

LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2011
LOANS TO RELATED PARTIES
LOANS TO RELATED PARTIES

15.     LOANS TO RELATED PARTIES

In the ordinary course of business, the Bank grants loans to its Executive Officers and Directors and their affiliates.  Total loans to such persons and their affiliates amounted to $4,176,000 as of December 31, 2011.  During the year ended December 31, 2011, principal payments totaled $996,000 and principal advances amounted to $597,000

DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

16.                  DERIVATIVE FINANCIAL INSTRUMENTS

Mortgage loan commitments

The Company enters into commitments to originate mortgage loans for sale and uses forward commitments to sell such loans, both of which represent derivative instruments. These instruments involve both credit and market risk.

Commitments to originate loans require the Company to originate a loan at an interest rate that may or may not be fixed upon completion of various underwriting requirements. At December 31, 2011, the Company had $2,800,000 in outstanding commitments to grant mortgage loans that are intended to be sold, the fair value of which was not material. At December 31, 2010, the Company had $1,100,000 in outstanding commitments to grant mortgage loans that are intended to be sold, the fair value of which was not material.

Forward commitments to sell loans require the Company to make delivery at a specific future date of a specified amount, at a specified price or yield. At December 31, 2011, such commitments amounted to $3,600,000, the fair value of which was not material. At December 31, 2010, such commitments amounted to $1,800,000, the fair value of which was not material.

FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

17.     FAIR VALUE OF ASSETS AND LIABILITIES

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine their fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

Determination of fair value

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and cash equivalents: The carrying amounts of cash and short-term investments approximate fair values.

Securities: Fair values for the Company’s debt securities are obtained from a third-party pricing service and are based on models that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, credit spreads and new issue data. No further adjustments to such values are made by the Company.

Federal Home Loan Bank stock: Fair value is based on redemption provisions of the FHLB. The FHLB stock has no quoted market value.

Loans held for sale: Fair value is based on committed secondary market prices.

Loans: For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.  Fair values for other loans are estimated using discounted cash flow analyses, using market interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Capitalized mortgage servicing rights: Fair value is based on a quarterly, third-party valuation model that calculates the present value of estimated future net servicing income. The model utilizes a variety of assumptions, the most significant of which are loan prepayment assumptions and the discount rate used to discount future cash flows. Prepayment assumptions, which are impacted by loan rates and terms, are calculated using a moving average of prepayment data published by the Securities Industry and Financial Markets Association, third party proprietary analysis of prepayment rates embedded in liquid mortgage securities markets and modeled against the serviced loan portfolio by the third party valuation specialist. The discount rate is the moving average 10-year U.S. Treasury rate plus 5.0% and adjusted to reflect the current credit spreads and conditions in the market. Other assumptions include delinquency rates, foreclosure rates, servicing cost inflation, and annual unit loan cost. All assumptions are adjusted periodically to reflect current circumstances and all are obtained from independent market sources.

Deposits: The fair values for non-certificate accounts are, by definition, equal to the amount payable on demand at the reporting date which is the carrying amount.  Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Securities sold under agreements to repurchase: The fair value estimate of securities sold under agreements to repurchase approximates carrying value as they mature daily and bear market interest rates.

Short-term FHLB advances: The fair value of short-term FHLB advances approximate carrying value, as they generally mature within 90 days.

Long-term FHLB advances: The fair value for long-term FHLB advances is estimated using discounted cash flow analyses based on current market borrowing rates for similar types of borrowing arrangements.

Mortgagors’ escrow accounts: The fair value disclosed for mortgagors’ escrow accounts are equal to the amounts payable on demand at the reporting date (i.e. their carrying amounts).

Accrued interest:  The carrying amounts of accrued interest approximate fair value.

Forward loan sale commitments and derivative loan commitments: Fair value is determined using secondary market pricing, including expected normal servicing rights. In estimating fair value, the Bank assigns a probability to a loan commitment based on an expectation that it will be exercised and the loan will be funded.

Off-balance sheet instruments:  Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing.  At December 31, 2011 and 2010, the fair value of commitments outstanding is not significant since fees charged are not material.

Assets and liabilities measured at fair value on a recurring basis

Assets measured at fair value on a recurring basis are summarized below.

				Total
				Assets
	Level 1	Level 2	Level 3	at Fair Value
At December 31, 2011	(In thousands)

Assets

Securities available for sale
Government-sponsored enterprise obligations	$-	$503	$-	$503
Residential mortgage-backed securities	-	3,671	-	3,671
Total securities available for sale	$-	$4,174	$-	$4,174

At December 31, 2010

Assets

Securities available for sale
Government-sponsored enterprise obligations	$-	$2,974	$-	$2,974
Residential mortgage-backed securities	-	4,245	-	4,245
Total securities available for sale	$-	$7,219	$-	$7,219

The Company did not have any significant transfers of assets between levels 1 and 2 of the fair value hierarchy during the year ended December 31, 2011.

Assets and liabilities measured at fair value on a non-recurring basis

The Company may also be required, from time to time, to measure certain other financial assets on a nonrecurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.  There are no liabilities measured at fair value on a non-recurring basis at December 31, 2011 and 2010.  The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2011 and 2010. The fair value adjustments represent the amount of write down recorded during the years ended December 31, 2011 and 2010 on the assets held at December 31, 2011 and 2010, respectively.

				Assets	Adjustments
	Level 1	Level 2	Level 3	at Fair Value	to Fair Value
	(In thousands)
At December 31, 2011

Impaired loans	$-	$-	$1,028	$1,028	$(319)
Other real estate owned	-	-	30	30	(14)
	$-	$-	$1,058	$1,058	$(333)

				Fair Value	Adjustments
	Level 1	Level 2	Level 3	Adjustments	to Fair Value
	(In thousands)
At December 31, 2010

Impaired loans	$-	$-	$9	$9	$(36)
Other real estate owned	-	-	53	53	(13)
	$-	$-	$62	$62	$(49)

Fair values of impaired loans are based on the appraised value of the underlying collateral considering discounting factors, if deemed appropriate, and as adjusted for selling costs. These appraised values may be discounted based on management’s historical knowledge, expertise or changes in market conditions from time of valuation. Fair value adjustments are reflected in the provision for loan losses.

Other real estate owned values are estimated using level 2 inputs based on appraisals of similar properties obtained from a third party. For level 3 inputs, fair values are based on management estimates.

Summary of fair value of financial instruments

The estimated fair values and related carrying amounts of the Company’s financial instruments are as follows. Certain financial instruments and all nonfinancial instruments are exempt from disclosure requirements.  Accordingly, the aggregate fair value amounts presented herein may not necessarily represent the underlying fair value of the Company.

	At December 31,

	2011		2010

	Carrying	Fair	Carrying	Fair

	Amount	Value	Amount	Value

	(In thousands)

Financial assets:

Cash and cash equivalents	$19,083	$19,083	$3,298	$3,298

Securities available for sale	4,174	4,174	7,219	7,219

Securities held to maturity	2,322	2,506	3,202	3,398

FHLB stock	3,111	3,111	3,111	3,111

Loans held for sale	769	780	685	693

Loans, net	161,120	165,806	178,524	180,972

Accrued interest receivable	627	627	777	777

Capitalized mortgage servicing rights	458	493	420	461

Financial liabilities:

Deposits	151,085	151,277	151,463	151,859

Securities sold under agreements to repurchase	573	573	491	491

Short-term FHLB advances	-	-	3,500	3,500

Long-term FHLB advances	25,121	25,660	28,182	28,774

Mortgagors’ escrow accounts	730	730	598	598

Accrued interest payable	79	79	88	88

CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY	12 Months Ended
Dec. 31, 2011
CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY
CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY

18.     CONVERSION AND REORGANIZATION TO STOCK HOLDING COMPANY

On November 28, 2011, the Boards of Directors of the Company, the Mutual Holding Company and the Bank each unanimously adopted a Plan of Conversion or Reorganization of the Mutual Holding Company (the “Plan”) pursuant to which the Mutual Holding Company will undertake a “second-step” conversion and cease to exist.  The Bank will reorganize from a two-tier mutual holding company structure to a fully public stock holding company structure.  The Mutual Holding Company currently owns approximately 57.0% of the shares of common stock of the Company.

Pursuant to the Plan, (i) the Bank will become a wholly owned subsidiary of a to-be-formed stock corporation (“New Holding Company”), (ii) the shares of common stock of the Company held by persons other than the Mutual Holding Company (whose shares will be cancelled) will be converted into shares of common stock of the New Holding Company pursuant to an exchange ratio designed to preserve the percentage ownership interests of such persons (excluding shares purchased in the stock offering described below and cash received in lieu of fractional shares), and (iii) the New Holding Company will offer and sell shares of common stock representing the ownership interest of the Mutual Holding Company in a subscription offering.  The Plan is subject to regulatory approval as well as the approval of the Mutual Holding Company’s corporators, Georgetown Savings Bank’s depositors and the Company’s stockholders (including the approval of a majority of the Company’s outstanding shares of common stock held by persons other than the Mutual Holding Company).  The costs of the reorganization and stock offering will be deferred and deducted from the proceeds of the stock offering.  In the event the reorganization and stock offering are not completed, any deferred costs will be charged to operations.  Through December 31, 2011, the Company had incurred $30,000 of costs related to the reorganization and stock offering.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the New Holding Company will substantially restrict retained earnings by establishing a liquidation account.  The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion.  The Bank will establish a parallel liquidation account to support the New Holding Company’s liquidation account in the event the New Holding Company does not have sufficient assets to fund its obligations under its liquidation account.  The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits.  Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts.  In the event of a complete liquidation of the Bank or the New Holding Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held.  The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.

CONDENSED PARENT COMPANY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS
CONDENSED PARENT COMPANY FINANCIAL STATEMENTS

19.                  CONDENSED PARENT COMPANY FINANCIAL STATEMENTS

The condensed balance sheets of the parent company are as follows:

BALANCE SHEETS

	At December 31,
	2011	2010
	(In thousands)

ASSETS

Non-interest bearing deposit in the Bank	$745	$712
Loan to the Bank ESOP	343	426
Investment in subsidiary	19,239	18,072
Other assets	5	2

Total assets	$20,332	$19,212

LIABILITIES AND STOCKHOLDERS’ EQUITY

Other liabilities	$3	$43
Stockholders’ equity	20,329	19,169

Total liabilities and stockholders’ equity	$20,332	$19,212

The condensed statements of net income of the parent company are as follows:

STATEMENTS OF INCOME

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Interest income -ESOP loan	$54	$43
Non-interest expense	65	91
Loss before income taxes and equity in undistributed net income of the Bank	(11)	(48)
Applicable income tax benefit	4	18

Loss before equity in undistributed net income of subsidiary	(7)	(30)

Equity in undistributed net income of subsidiary	1,018	1,483

Net income	$1,011	$1,453

The condensed statements of cash flows of the parent company are as follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Cash flows from operating activities:
Net income	$1,011	$1,453
Adjustments to reconcile net income to net cash provided by operating activities:
Repayment of ESOP loan	83	76
Equity in undistributed income of subsidiary	(1,018)	(1,483)
Other, net	(43)	(3)
Net cash provided by operating activities	33	43

Cash flows from investing activities:
Capital contribution to the Bank	-	(500)
Net cash used by investing activities	-	(500)

Net change in cash and cash equivalents	33	(457)

Cash and cash equivalents at beginning of period	712	1,169

Cash and cash equivalents at end of period	$745	$712

QUARTERLY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY DATA (UNAUDITED)
QUARTERLY DATA (UNAUDITED)

20.     QUARTERLY DATA (UNAUDITED)

A summary of consolidated operating results on a quarterly basis is as follows:

	Years Ended December 31,
	2011				2010
	Fourth	Third	Second	First	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share data)

Interest and dividend income	$2,558	$2,573	$2,777	$2,797	$2,849	$2,830	$2,806	$2,694
Interest expense	519	581	646	670	737	857	872	864

Net interest income	2,039	1,992	2,131	2,127	2,112	1,973	1,934	1,830
Provision for loan losses	124	80	681	64	-	23	76	89

Net interest income, after provision for loan losses	1,915	1,912	1,450	2,063	2,112	1,950	1,858	1,741
Non-interest income	363	203	198	226	470	308	251	310
Non-interest expenses	1,606	1,664	1,707	1,759	1,821	1,676	1,596	1,599

Income before income taxes	672	451	(59)	530	761	582	513	452

Income tax provision	257	167	(39)	198	294	217	178	166

Net income	$415	$284	$(20)	$332	$467	$365	$335	$286

Income per share:
Basic	$0.16	$0.11	$(0.01)	$0.13	$0.18	$0.14	$0.13	$0.11
Diluted	$0.16	$0.11	$(0.01)	$0.13	$0.18	$0.14	$0.13	$0.11